American Century Investments®
Quarterly Portfolio Holdings
VP Disciplined Core Value Fund
September 30, 2023

VP Disciplined Core Value - Schedule of Investments
SEPTEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.3%
Aerospace and Defense — 2.8%
Huntington Ingalls Industries, Inc.	4,797	981,370
Lockheed Martin Corp.	10,971	4,486,700
Textron, Inc.	43,317	3,384,791
		8,852,861
Air Freight and Logistics — 1.2%
FedEx Corp.	8,906	2,359,377
United Parcel Service, Inc., Class B	9,065	1,412,962
		3,772,339
Automobile Components — 0.4%
BorgWarner, Inc.	31,653	1,277,832
Banks — 6.6%
Bank of America Corp.	63,452	1,737,316
Citigroup, Inc.	55,257	2,272,720
JPMorgan Chase & Co.	73,972	10,727,419
M&T Bank Corp.	7,304	923,591
PNC Financial Services Group, Inc.	6,921	849,691
Truist Financial Corp.	38,206	1,093,074
U.S. Bancorp	38,076	1,258,793
Wells Fargo & Co.	49,086	2,005,654
		20,868,258
Beverages — 1.6%
Coca-Cola Co.	20,286	1,135,610
Molson Coors Beverage Co., Class B	19,357	1,230,912
PepsiCo, Inc.	15,522	2,630,048
		4,996,570
Biotechnology — 4.7%
Amgen, Inc.	11,654	3,132,129
Exelixis, Inc.(1)	49,448	1,080,439
Gilead Sciences, Inc.	70,708	5,298,857
Regeneron Pharmaceuticals, Inc.(1)	2,851	2,346,259
Vertex Pharmaceuticals, Inc.(1)	8,454	2,939,794
		14,797,478
Broadline Retail — 0.2%
Kohl's Corp.	25,081	525,698
Building Products — 2.1%
Johnson Controls International PLC	19,175	1,020,302
Masco Corp.	37,428	2,000,527
Owens Corning	25,772	3,515,558
		6,536,387
Capital Markets — 3.1%
Cboe Global Markets, Inc.	22,543	3,521,442
Franklin Resources, Inc.	45,161	1,110,057
Interactive Brokers Group, Inc., Class A	18,495	1,600,927
Morgan Stanley	17,033	1,391,085
Raymond James Financial, Inc.	13,336	1,339,335
T. Rowe Price Group, Inc.	6,809	714,060
		9,676,906
Chemicals — 2.9%
Dow, Inc.	69,818	3,599,816

LyondellBasell Industries NV, Class A	27,828	2,635,312
Olin Corp.	26,083	1,303,628
Westlake Corp.	12,668	1,579,320
		9,118,076
Communications Equipment — 2.1%
Cisco Systems, Inc.	100,020	5,377,075
Juniper Networks, Inc.	40,080	1,113,823
		6,490,898
Construction Materials — 0.1%
Eagle Materials, Inc.	2,955	492,067
Consumer Finance — 0.9%
American Express Co.	7,049	1,051,640
Synchrony Financial	55,296	1,690,399
		2,742,039
Consumer Staples Distribution & Retail — 3.1%
Kroger Co.	85,050	3,805,987
US Foods Holding Corp.(1)	38,197	1,516,421
Walmart, Inc.	27,906	4,463,007
		9,785,415
Containers and Packaging — 0.8%
Packaging Corp. of America	16,537	2,539,256
Distributors — 0.5%
LKQ Corp.	33,010	1,634,325
Diversified Consumer Services — 0.4%
H&R Block, Inc.	29,039	1,250,419
Electric Utilities — 1.1%
Evergy, Inc.	32,976	1,671,883
Xcel Energy, Inc.	31,460	1,800,141
		3,472,024
Electrical Equipment — 1.6%
Acuity Brands, Inc.	6,572	1,119,277
Atkore, Inc.(1)	9,167	1,367,625
Hubbell, Inc.	5,028	1,575,825
nVent Electric PLC	19,619	1,039,611
		5,102,338
Energy Equipment and Services — 1.1%
Baker Hughes Co.	54,005	1,907,457
Halliburton Co.	42,547	1,723,153
		3,630,610
Entertainment — 0.9%
Electronic Arts, Inc.	23,548	2,835,179
Financial Services — 4.0%
Berkshire Hathaway, Inc., Class B(1)	19,578	6,858,174
Fidelity National Information Services, Inc.	33,194	1,834,632
PayPal Holdings, Inc.(1)	68,303	3,992,993
		12,685,799
Food Products — 1.6%
Archer-Daniels-Midland Co.	37,126	2,800,043
General Mills, Inc.	8,492	543,403
Kellogg Co.	28,372	1,688,418
		5,031,864
Gas Utilities — 0.5%
Atmos Energy Corp.	14,429	1,528,464
Ground Transportation — 0.5%
Knight-Swift Transportation Holdings, Inc.	15,880	796,382

Schneider National, Inc., Class B	24,799	686,684
		1,483,066
Health Care Equipment and Supplies — 2.7%
Abbott Laboratories	33,047	3,200,602
Baxter International, Inc.	47,082	1,776,875
Hologic, Inc.(1)	22,750	1,578,850
Lantheus Holdings, Inc.(1)	7,462	518,460
Medtronic PLC	16,484	1,291,686
		8,366,473
Health Care Providers and Services — 3.1%
Cigna Group	8,570	2,451,620
Elevance Health, Inc.	7,483	3,258,248
Henry Schein, Inc.(1)	9,004	668,547
McKesson Corp.	7,938	3,451,839
		9,830,254
Hotel & Resort REITs — 0.7%
Host Hotels & Resorts, Inc.	145,122	2,332,111
Hotels, Restaurants and Leisure — 2.1%
Boyd Gaming Corp.	13,714	834,223
Darden Restaurants, Inc.	10,705	1,533,170
Expedia Group, Inc.(1)	18,981	1,956,372
Vail Resorts, Inc.	2,686	595,996
Yum! Brands, Inc.	14,309	1,787,766
		6,707,527
Household Durables — 0.4%
Leggett & Platt, Inc.	24,556	623,968
Mohawk Industries, Inc.(1)	8,512	730,415
		1,354,383
Household Products — 3.6%
Colgate-Palmolive Co.	40,511	2,880,737
Kimberly-Clark Corp.	38,012	4,593,750
Procter & Gamble Co.	26,217	3,824,012
		11,298,499
Independent Power and Renewable Electricity Producers — 1.1%
Vistra Corp.	101,824	3,378,520
Industrial REITs — 0.3%
Prologis, Inc.	7,501	841,687
Insurance — 3.7%
Everest Group Ltd.	4,013	1,491,512
Fidelity National Financial, Inc.	14,348	592,572
Hartford Financial Services Group, Inc.	17,547	1,244,258
Marsh & McLennan Cos., Inc.	25,140	4,784,142
Progressive Corp.	14,611	2,035,312
Travelers Cos., Inc.	8,699	1,420,634
		11,568,430
IT Services — 2.2%
Accenture PLC, Class A	2,890	887,548
Amdocs Ltd.	13,413	1,133,264
Cognizant Technology Solutions Corp., Class A	57,946	3,925,262
International Business Machines Corp.	6,522	915,037
		6,861,111
Life Sciences Tools and Services — 0.8%
Danaher Corp.	7,893	1,958,253
Thermo Fisher Scientific, Inc.	708	358,369

Waters Corp.(1)	1,038	284,630
		2,601,252
Machinery — 3.7%
AGCO Corp.	20,117	2,379,439
Cummins, Inc.	20,641	4,715,643
Oshkosh Corp.	8,825	842,170
Parker-Hannifin Corp.	4,458	1,736,480
Snap-on, Inc.	7,745	1,975,439
		11,649,171
Media — 3.0%
Comcast Corp., Class A	179,727	7,969,095
Interpublic Group of Cos., Inc.	18,146	520,064
Nexstar Media Group, Inc., Class A	5,899	845,740
		9,334,899
Metals and Mining — 1.0%
Nucor Corp.	19,320	3,020,682
Multi-Utilities — 0.5%
Consolidated Edison, Inc.	19,635	1,679,382
Oil, Gas and Consumable Fuels — 5.7%
APA Corp.	42,457	1,744,983
Chevron Corp.	3,365	567,406
EQT Corp.	49,658	2,015,122
Exxon Mobil Corp.	62,959	7,402,719
Marathon Petroleum Corp.	25,287	3,826,934
Phillips 66	20,405	2,451,661
		18,008,825
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	62,537	3,629,647
Johnson & Johnson	40,174	6,257,100
Merck & Co., Inc.	19,730	2,031,204
		11,917,951
Professional Services — 2.0%
ASGN, Inc.(1)	8,352	682,192
CACI International, Inc., Class A(1)	7,967	2,501,080
Leidos Holdings, Inc.	19,169	1,766,615
Parsons Corp.(1)	14,891	809,326
TriNet Group, Inc.(1)	4,690	546,291
		6,305,504
Real Estate Management and Development — 1.3%
CBRE Group, Inc., Class A(1)	54,618	4,034,085
Retail REITs — 1.0%
Simon Property Group, Inc.	30,813	3,328,728
Semiconductors and Semiconductor Equipment — 4.4%
Amkor Technology, Inc.	45,486	1,027,984
Broadcom, Inc.	4,376	3,634,618
KLA Corp.	6,708	3,076,691
Marvell Technology, Inc.	31,330	1,695,893
Microchip Technology, Inc.	6,225	485,861
Micron Technology, Inc.	3,432	233,479
NXP Semiconductors NV	4,284	856,457
Skyworks Solutions, Inc.	28,521	2,811,886
		13,822,869
Software — 2.9%
Adobe, Inc.(1)	3,455	1,761,704
Aspen Technology, Inc.(1)	5,464	1,116,077

Microsoft Corp.	6,294	1,987,330
Oracle Corp. (New York)	8,030	850,538
Salesforce, Inc.(1)	6,215	1,260,278
Synopsys, Inc.(1)	4,432	2,034,155
		9,010,082
Specialized REITs — 0.3%
Equinix, Inc.	1,337	971,010
Specialty Retail — 2.6%
AutoNation, Inc.(1)	10,852	1,642,993
Dick's Sporting Goods, Inc.	9,953	1,080,697
Gap, Inc.	54,279	576,986
Lithia Motors, Inc.	3,777	1,115,461
Lowe's Cos., Inc.	10,160	2,111,654
Williams-Sonoma, Inc.	10,307	1,601,708
		8,129,499
Technology Hardware, Storage and Peripherals — 0.7%
Hewlett Packard Enterprise Co.	88,475	1,536,811
Xerox Holdings Corp.	43,307	679,487
		2,216,298
Textiles, Apparel and Luxury Goods — 0.7%
NIKE, Inc., Class B	17,215	1,646,099
PVH Corp.	5,971	456,841
		2,102,940
Trading Companies and Distributors — 0.2%
MSC Industrial Direct Co., Inc., Class A	6,801	667,518
TOTAL COMMON STOCKS (Cost $285,839,868)		312,465,858
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,717	4,717
Repurchase Agreements — 0.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 3.00%, 11/15/44 - 2/15/47, valued at $292,765), in a joint trading account at 5.25%, dated 9/29/23, due 10/2/23 (Delivery value $285,757)		285,632
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 8/31/30, valued at $1,893,139), at 5.29%, dated 9/29/23, due 10/2/23 (Delivery value $1,856,818)		1,856,000
		2,141,632
TOTAL SHORT-TERM INVESTMENTS (Cost $2,146,349)		2,146,349
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $287,986,217)		314,612,207
OTHER ASSETS AND LIABILITIES†		59,020
TOTAL NET ASSETS — 100.0%		$314,671,227

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$312,465,858	—	—
Short-Term Investments	4,717	$2,141,632	—
	$312,470,575	$2,141,632	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.